Taxation (Details) - Schedule of Provision for Income Taxes and the Provision at the Prc, Mainland Statutory Rate - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provision For Income Taxes and the Provision at the Prc Mainland Statutory Rate [Abstract]
Income before income tax expense	$ 1,986	$ 7,613
Computed income tax expense with statutory tax rate	573	1,903
Additional deduction for R&D expenses	(237)	(257)
Tax effect of preferred tax rate	(791)	(766)
Tax effect of favorable tax rates on small-scale and low-profit entities	(15)	(5)
Tax effect of tax relief	(2)	(5)
Tax effect of non-deductible items	35	11
Tax effect due to the disposal of Shengda Group		(3,868)
Tax effect of deferred tax effect of tax rate change	(42)
Changes in valuation allowance	1,329	3,877
Income tax expense	$ 850	$ 890